Fair Value Measurements (Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail)
¥ in Millions
		Sep. 30, 2023 JPY (¥)		Mar. 31, 2023 JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale		¥ 149,390		¥ 197,041
Available-for-sale debt securities		2,318,317		2,234,608
Equity securities	[1]	751,872		589,312
Certain investment in affiliates		5,003		2,511
Derivative assets		56,348		50,346
Other assets		3,670		4,676
Derivative Liability		55,951		49,314
Policy liabilities and Policy Account Balances		160,177		163,734
Reinsurance recoverables
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets		3,670		4,676
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Policy liabilities and Policy Account Balances		160,177		163,734
Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		369,811		369,246
Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		802,809		784,388
CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		68,193		43,173
Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		265,697		236,506
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		282,155		243,602
Equity securities		160,131	[2]	140,563	[3]
Certain investment in affiliates		5,003		2,511
Derivative assets	[4]	0		0
Derivative Liability	[4]	0		0
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	[5]	149,390		197,041
Available-for-sale debt securities		2,318,317		2,234,608
Certain investment in affiliates	[6]	5,003		2,511
Derivative assets		56,348		50,346
Other assets		3,670		4,676
Total		2,989,779		2,892,649
Derivative Liability		55,951		49,314
Policy liabilities and Policy Account Balances		160,177		163,734
Total financial liabilities		260,721		235,100
Fair Value, Measurements, Recurring | Reinsurance recoverables
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	[7]	3,670		4,676
Fair Value, Measurements, Recurring | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[8]	160,177		163,734
Fair Value, Measurements, Recurring | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		369,811		369,246
Fair Value, Measurements, Recurring | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	[9]	802,809		784,388
Fair Value, Measurements, Recurring | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		265,697		236,506
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	[5]	127,389		173,849
Available-for-sale debt securities		282,155		243,602
Certain investment in affiliates	[6]	5,003		2,511
Derivative assets		0		0
Other assets		3,670		4,676
Total		587,115		572,019
Derivative Liability		0		0
Policy liabilities and Policy Account Balances		160,177		163,734
Total financial liabilities		173,158		178,376
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certain investment in affiliates		5,003		2,511
Fair Value, Measurements, Recurring | Level 3 | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale		127,389		173,849
Fair Value, Measurements, Recurring | Level 3 | Reinsurance recoverables
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	[7]	3,670		4,676
Fair Value, Measurements, Recurring | Level 3 | Reinsurance recoverables | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets		3,670		4,676
Fair Value, Measurements, Recurring | Level 3 | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[8]	160,177		163,734
Fair Value, Measurements, Recurring | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Policy liabilities and Policy Account Balances		160,177		163,734
Fair Value, Measurements, Recurring | Level 3 | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		5,025		3,331
Fair Value, Measurements, Recurring | Level 3 | Japanese prefectural and foreign municipal bond securities | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		1,294
Fair Value, Measurements, Recurring | Level 3 | Japanese prefectural and foreign municipal bond securities | Appraisals/Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		¥ 3,731		3,331
Fair Value, Measurements, Recurring | Level 3 | Japanese prefectural and foreign municipal bond securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.058
Fair Value, Measurements, Recurring | Level 3 | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	[9]	¥ 5,400		4,737
Fair Value, Measurements, Recurring | Level 3 | Corporate debt securities | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		210		280
Fair Value, Measurements, Recurring | Level 3 | Corporate debt securities | Appraisals/Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		¥ 5,190		¥ 4,457
Fair Value, Measurements, Recurring | Level 3 | Corporate debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.007		0.004
Fair Value, Measurements, Recurring | Level 3 | CMBS and RMBS in the Americas | Appraisals/Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		¥ 7,075
Fair Value, Measurements, Recurring | Level 3 | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		264,655		¥ 235,534
Fair Value, Measurements, Recurring | Level 3 | Other asset-backed securities and debt securities | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		33,377		29,165
Fair Value, Measurements, Recurring | Level 3 | Other asset-backed securities and debt securities | Appraisals/Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		¥ 231,278		¥ 206,369
Fair Value, Measurements, Recurring | Level 3 | Other asset-backed securities and debt securities | Probability of default | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.019		0.019
Fair Value, Measurements, Recurring | Level 3 | Investment funds | Appraisals/Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		¥ 23,339		¥ 19,819
Fair Value, Measurements, Recurring | Level 3 | Investment funds | WACC | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		136,792		120,744
Fair Value, Measurements, Recurring | Level 3 | Options held/written and other | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		8,767		6,818
Derivative Liability		12,957		14,603
Fair Value, Measurements, Recurring | Level 3 | Options held/written and other | Appraisals/Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability		¥ 24		¥ 39
Fair Value, Measurements, Recurring | Level 3 | Minimum | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Certain investment in affiliates		0.08		0.08
Fair Value, Measurements, Recurring | Level 3 | Minimum | Discount rate | Discounted cash flows | Loans held for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Loans held for sale		0.088		0.08
Fair Value, Measurements, Recurring | Level 3 | Minimum | Reinsurance recoverables | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		(0.003)		(0.004)
Fair Value, Measurements, Recurring | Level 3 | Minimum | Reinsurance recoverables | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0		0
Fair Value, Measurements, Recurring | Level 3 | Minimum | Reinsurance recoverables | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.015		0.015
Fair Value, Measurements, Recurring | Level 3 | Minimum | Reinsurance recoverables | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0		0
Fair Value, Measurements, Recurring | Level 3 | Minimum | Variable Annuity and Variable Life Insurance Contracts | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		(0.003)		(0.004)
Fair Value, Measurements, Recurring | Level 3 | Minimum | Variable Annuity and Variable Life Insurance Contracts | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0		0
Fair Value, Measurements, Recurring | Level 3 | Minimum | Variable Annuity and Variable Life Insurance Contracts | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.015		0.015
Fair Value, Measurements, Recurring | Level 3 | Minimum | Variable Annuity and Variable Life Insurance Contracts | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0		0
Fair Value, Measurements, Recurring | Level 3 | Minimum | Other asset-backed securities and debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.001		0.002
Fair Value, Measurements, Recurring | Level 3 | Minimum | Investment funds | WACC | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		0.128		0.119
Fair Value, Measurements, Recurring | Level 3 | Minimum | Investment funds | EV/Terminal EBITDA multiple | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		7.5		7.5
Fair Value, Measurements, Recurring | Level 3 | Minimum | Investment funds | EV/Last twelve months EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		6.5		5.5
Fair Value, Measurements, Recurring | Level 3 | Minimum | Investment funds | EV/Forward EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		6.4		4.9
Fair Value, Measurements, Recurring | Level 3 | Minimum | Investment funds | EV/Precedent transaction last twelve months EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		7.5		7.5
Fair Value, Measurements, Recurring | Level 3 | Minimum | Options held/written and other | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Derivative assets		0.12		0.12
Significant unobservable inputs, Derivative liabilities		0.12		0.12
Fair Value, Measurements, Recurring | Level 3 | Maximum | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Certain investment in affiliates		0.12		0.12
Fair Value, Measurements, Recurring | Level 3 | Maximum | Discount rate | Discounted cash flows | Loans held for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Loans held for sale		0.135		0.10
Fair Value, Measurements, Recurring | Level 3 | Maximum | Reinsurance recoverables | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.019		0.015
Fair Value, Measurements, Recurring | Level 3 | Maximum | Reinsurance recoverables | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		1		1
Fair Value, Measurements, Recurring | Level 3 | Maximum | Reinsurance recoverables | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.14		0.14
Fair Value, Measurements, Recurring | Level 3 | Maximum | Reinsurance recoverables | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		1		1
Fair Value, Measurements, Recurring | Level 3 | Maximum | Variable Annuity and Variable Life Insurance Contracts | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.019		0.015
Fair Value, Measurements, Recurring | Level 3 | Maximum | Variable Annuity and Variable Life Insurance Contracts | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		1		1
Fair Value, Measurements, Recurring | Level 3 | Maximum | Variable Annuity and Variable Life Insurance Contracts | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.30		0.30
Fair Value, Measurements, Recurring | Level 3 | Maximum | Variable Annuity and Variable Life Insurance Contracts | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		1		1
Fair Value, Measurements, Recurring | Level 3 | Maximum | Other asset-backed securities and debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.512		0.512
Fair Value, Measurements, Recurring | Level 3 | Maximum | Investment funds | WACC | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		0.264		0.264
Fair Value, Measurements, Recurring | Level 3 | Maximum | Investment funds | EV/Terminal EBITDA multiple | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		12		12
Fair Value, Measurements, Recurring | Level 3 | Maximum | Investment funds | EV/Last twelve months EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		9.3		8.7
Fair Value, Measurements, Recurring | Level 3 | Maximum | Investment funds | EV/Forward EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		8.4		8.9
Fair Value, Measurements, Recurring | Level 3 | Maximum | Investment funds | EV/Precedent transaction last twelve months EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		13		14.5
Fair Value, Measurements, Recurring | Level 3 | Maximum | Options held/written and other | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Derivative assets		0.33		0.32
Significant unobservable inputs, Derivative liabilities		0.33		0.32
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Certain investment in affiliates		0.092		0.10
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Discount rate | Discounted cash flows | Loans held for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Loans held for sale		0.108		0.09
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Reinsurance recoverables | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.005		0.004
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Reinsurance recoverables | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.026		0.026
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Reinsurance recoverables | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.049		0.05
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Reinsurance recoverables | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		1		1
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Variable Annuity and Variable Life Insurance Contracts | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.005		0.004
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Variable Annuity and Variable Life Insurance Contracts | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.021		0.021
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Variable Annuity and Variable Life Insurance Contracts | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.059		0.059
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Variable Annuity and Variable Life Insurance Contracts | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.674		0.688
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Japanese prefectural and foreign municipal bond securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.058
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Corporate debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.007		0.004
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Other asset-backed securities and debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.079		0.089
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Other asset-backed securities and debt securities | Probability of default | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.019		0.019
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Investment funds | WACC | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		0.172		0.172
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Investment funds | EV/Terminal EBITDA multiple | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		9.5		9.5
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Investment funds | EV/Last twelve months EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		8.3		7.9
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Investment funds | EV/Forward EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		7.7		7.6
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Investment funds | EV/Precedent transaction last twelve months EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		9.9		10
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Options held/written and other | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Derivative assets		0.145		0.144
Significant unobservable inputs, Derivative liabilities		0.145		0.144

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥151,445 million and ¥151,281 million as of March 31, 2023 and September 30, 2023, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥90,993 million and ¥196,899 million as of March 31, 2023 and September 30, 2023, respectively. The amount of investment funds elected the fair value option included in equity securities were ¥16,032 million and ¥19,401 million as of March 31, 2023 and September 30, 2023, respectively.
[2]	The amount of ¥68,018 million of investment funds measured at net asset value per share is not included.
[3]	The amount of ¥51,263 million of investment funds measured at net asset value per share is not included.
[4]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”
[5]	A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were a loss of ¥3,508 million and a gain of ¥353 million from the change in the fair value of the loans for the six months ended September 30, 2022 and 2023, respectively. Included in “Other (income) and expense” in the consolidated statements of income were a gain of ¥191 million and a gain of ¥1,584 million from the change in the fair value of the loans for the three months ended September 30, 2022 and 2023, respectively. No gains or losses were recognized in earnings during the six months ended September 30, 2022 and 2023 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2023, were ¥199,674 million and ¥197,041 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥2,633 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of September 30, 2023, were ¥151,043 million and ¥149,390 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥1,653 million. As of March 31, 2023 and September 30, 2023, there were no loans that are 90 days or more past due or, in non-accrual status.
[6]	A certain subsidiary elected the fair value option for certain investment in affiliates. No gains or losses were recognized in earnings from the change in the fair value of those investments for the six months ended September 30, 2022 and 2023, respectively. The amounts of aggregate fair value elected the fair value option were ¥2,511 million and ¥5,003 million as of March 31, 2023 and September 30, 2023, respectively.
[7]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥4,676 million and ¥3,670 million as of March 31, 2023 and September 30, 2023, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings during the six and three months ended September 30, 2022 and 2023, see Note 17 “Life Insurance Operations.”
[8]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥163,734 million and ¥160,177 million as of March 31, 2023 and September 30, 2023, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the six and three months ended September 30, 2022 and 2023, see Note 17 “Life Insurance Operations.”
[9]	A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a loss of ¥977 million and a loss of ¥48 million from the change in the fair value of those investments for the six months ended September 30, 2022 and 2023, respectively. Included in “Gains on investment securities and dividends” in the consolidated statements of income were losses of ¥325 million and ¥53 million from the change in the fair value of those investments for the three months ended September 30, 2022 and 2023, respectively. The amounts of aggregate fair value elected the fair value option were ¥6,605 million and ¥7,133 million as of March 31, 2023 and September 30, 2023, respectively.